Loss per share (Tables)	12 Months Ended
Dec. 31, 2013
Loss per share
Schedule of basic and diluted loss per share

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Numerator:
Net loss attributable to Yingli Green Energy	(3,208,911)	(3,064,412)	(1,944,425)	(321,195)
Denominator:
Weighted average ordinary shares outstanding	156,805,040	156,425,307	156,619,791	156,619,791
Basic and diluted loss per share	(20.46)	(19.59)	(12.41)	(2.05)

Summary of potential common shares outstanding excluded from the calculation of diluted loss per share

	Year ended December 31,
	2011	2012	2013

Shares issuable pursuant to convertible senior notes	27,650	26,441	—
Shares issuable pursuant to senior secured convertible notes	3,339,525	176,460	—
Shares issuable under stock options and restricted shares	6,347,422	5,349,942	5,169,567
Shares issuable upon exercise of ADM warrants	1,540,773	—	—